Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 505	£ 665	£ 528
Cash settled	3	1	4
Total share based payments	508	666	532
Share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	153	473	442
Deferred share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	166	0	0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 186	£ 192	£ 86